Impact of change in accounting policies Statement of shareholders' equity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ordinary shares, shares issued	53,793,839		54,081,601
Beginning balance	$ 1,191,000
Net income	78,098	$ 71,409
Currency translation adjustment	10,661
Currency impact of long term funding	1,685
Tax on currency impact of long term funding	(4)
Unrealized capital gain – investments	(288)
Amortization of interest rate hedge	(230)
Fair value of cash flow hedge	402
Total comprehensive income	90,332
Exercise of share options	724
Issue of restricted share units	3
Non-cash stock compensation expense	(4)
Share issuance costs	9,283
Share repurchase program	38,208
Share repurchase costs	31
Ending balance	1,204,995
Common Stock [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ordinary shares, shares issued			54,081,601
Beginning balance	$ 4,664
Exercise of share options (in shares)	21,574
Exercise of share options	$ 2
Issue of restricted share units (in shares)	35,776
Issue of restricted share units	$ 3
Share repurchase program (in shares)	(345,112)
Share repurchase program	$ 26
Additional Paid-in Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance	481,337
Exercise of share options	722
Non-cash stock compensation expense	(4)
Share issuance costs	9,283
Other Undenominated Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance	912
Share repurchase program	(26)
AOCI Attributable to Parent [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance	(38,713)
Currency translation adjustment	10,635
Currency impact of long term funding	1,685
Tax on currency impact of long term funding	(4)
Unrealized capital gain – investments	(288)
Amortization of interest rate hedge	(230)
Fair value of cash flow hedge	402
Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Beginning balance	742,800
Net income	78,098
Currency translation adjustment	26
Total comprehensive income	78,124
Share repurchase program	38,208
Share repurchase costs	31
Ending balance	734,581
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income	937
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income	937
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income	91,269
Ending balance	$ 1,254,036
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Common Stock [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ordinary shares, shares issued	53,793,839
Ending balance	$ 4,643
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Additional Paid-in Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ending balance	491,338
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Other Undenominated Capital
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Ending balance	938
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | AOCI Attributable to Parent [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income	12,208
Ending balance	(26,505)
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total comprehensive income	79,061
Ending balance	$ 783,622